Schedule of Stock Option Activity Under the Plan (Details)	6 Months Ended
Sep. 30, 2025 ¥ / shares shares
Share-Based Payment Arrangement [Abstract]
Options, vested, beginning balance | shares
Weighted-average grant-date fair value per option, beginning balance
Options, vested | shares	226,800
Weighted-average grant-date fair value per option, vested	¥ 72.2
Options, vested, ending balance | shares	226,800
Weighted-average grant-date fair value per option, ending balance	¥ 72.2
Weighted-average exercise price	¥ 200.0
Weighted-average remaining contractual term (years)	8 years 4 months 24 days